Earnings (Loss) per Member Unit - Computation Of Basic Earnings (Loss) Per Member Unit (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (Loss) per Member Unit
Net Loss Attributable to Controlling Interests	$ (31,366,517)	$ (16,706,718)	$ (77,700,292)	$ (27,734,136)	$ (41,074,505)	$ (35,009,263)	$ (43,801,295)
Weighted Average Member Units (Basic)	68,980,596	66,322,878	68,159,532	65,633,949	65,833,962	47,587,945	24,602,085
Weighted Average Member Units (Diluted)	68,980,596	66,322,878	68,159,532	65,633,949	65,833,962	47,587,945	24,602,085
Basic net income (loss) per share	$ (0.45)	$ (0.25)	$ (1.14)	$ (0.42)	$ (0.62)	$ (0.74)	$ (1.78)
Diluted net income (loss) per share	$ (0.45)	$ (0.25)	$ (1.14)	$ (0.42)	$ (0.62)	$ (0.74)	$ (1.78)